PORTFOLIO OF INVESTMENTS – as of October 31, 2022 (Unaudited)

Natixis Sustainable Future 2025 Fund

Shares	Description	Value (†)

Common Stocks – 36.1% of Net Assets

	Aerospace & Defense – 0.8%
88	AAR Corp.(a)	$3,900
19	Axon Enterprise, Inc.(a)	2,763
204	Boeing Co. (The)(a)	29,072
17	L3Harris Technologies, Inc.	4,190
13	Lockheed Martin Corp.	6,327
30	Moog, Inc., Class A	2,543
3	Northrop Grumman Corp.	1,647
45	Raytheon Technologies Corp.	4,267

		54,709

	Air Freight & Logistics – 0.3%
124	Expeditors International of Washington, Inc.	12,133
7	FedEx Corp.	1,122
31	GXO Logistics, Inc.(a)	1,133
24	United Parcel Service, Inc., Class B	4,027

		18,415

	Airlines – 0.1%
89	Alaska Air Group, Inc.(a)	3,957
94	Delta Air Lines, Inc.(a)	3,189
299	JetBlue Airways Corp.(a)	2,404

		9,550

	Auto Components – 0.3%
15	Aptiv PLC(a)	1,366
269	BorgWarner, Inc.	10,095
191	Dana, Inc.	3,048
35	Dorman Products, Inc.(a)	2,857
25	Visteon Corp.(a)	3,262

		20,628

	Automobiles – 0.6%
392	General Motors Co.	15,386
118	Tesla, Inc.(a)	26,850
26	Thor Industries, Inc.	2,118

		44,354

	Banks – 1.8%
115	Ameris Bancorp	5,924
351	Bank of America Corp.	12,650
131	Cadence Bank	3,622
348	Citigroup, Inc.	15,959
52	Citizens Financial Group, Inc.	2,127
19	First Republic Bank	2,282
624	FNB Corp.	9,017
435	Fulton Financial Corp.	7,930
190	Huntington Bancshares, Inc.	2,884
117	International Bancshares Corp.	5,803

Shares	Description	Value (†)

Common Stocks – continued

	Banks – continued
64	JPMorgan Chase & Co.	$8,056
68	KeyCorp	1,215
39	PNC Financial Services Group, Inc. (The)	6,311
58	Regions Financial Corp.	1,273
140	Truist Financial Corp.	6,271
181	Trustmark Corp.	6,619
59	U.S. Bancorp	2,505
110	Webster Financial Corp.	5,969
411	Wells Fargo & Co.	18,902
48	Wintrust Financial Corp.	4,494

		129,813

	Beverages – 0.8%
23	Boston Beer Co., Inc. (The), Class A(a)	8,586
108	Coca-Cola Co. (The)	6,464
71	Keurig Dr Pepper, Inc.	2,757
331	Monster Beverage Corp.(a)	31,021
45	PepsiCo, Inc.	8,171

		56,999

	Biotechnology – 1.2%
36	AbbVie, Inc.	5,270
106	Alnylam Pharmaceuticals, Inc.(a)	21,970
16	Amgen, Inc.	4,326
67	Arrowhead Pharmaceuticals, Inc.(a)	2,332
11	Biogen, Inc.(a)	3,118
77	BioMarin Pharmaceutical, Inc.(a)	6,670
119	CRISPR Therapeutics AG(a)	6,228
51	Gilead Sciences, Inc.	4,001
76	Halozyme Therapeutics, Inc.(a)	3,634
28	Incyte Corp.(a)	2,082
33	Neurocrine Biosciences, Inc.(a)	3,799
29	Regeneron Pharmaceuticals, Inc.(a)	21,714
9	United Therapeutics Corp.(a)	2,075
4	Vertex Pharmaceuticals, Inc.(a)	1,248

		88,467

	Building Products – 0.5%
51	Builders FirstSource, Inc.(a)	3,145
19	Carlisle Cos., Inc.	4,537
31	Carrier Global Corp.	1,232
118	Fortune Brands Home & Security, Inc.	7,118
14	Lennox International, Inc.	3,270
177	Masco Corp.	8,190
44	Owens Corning	3,767
36	Trex Co., Inc.(a)	1,731

		32,990

	Capital Markets – 2.1%
7	Ameriprise Financial, Inc.	2,164
267	Bank of New York Mellon Corp. (The)	11,243

Shares	Description	Value (†)

Common Stocks – continued

	Capital Markets – continued
4	BlackRock, Inc.	$2,584
14	Cboe Global Markets, Inc.	1,743
180	Charles Schwab Corp. (The)	14,341
25	CME Group, Inc.	4,332
30	FactSet Research Systems, Inc.	12,765
39	Goldman Sachs Group, Inc. (The)	13,436
154	Intercontinental Exchange, Inc.	14,718
94	Janus Henderson Group PLC	2,140
397	KKR & Co., Inc.	19,306
5	MarketAxess Holdings, Inc.	1,220
8	Moody’s Corp.	2,119
24	Morgan Stanley	1,972
24	MSCI, Inc.	11,253
11	Northern Trust Corp.	928
8	S&P Global, Inc.	2,570
181	SEI Investments Co.	9,828
222	State Street Corp.	16,428
18	Virtus Investment Partners, Inc.	3,087

		148,177

	Chemicals – 0.4%
15	Air Products & Chemicals, Inc.	3,756
17	DuPont de Nemours, Inc.	972
51	HB Fuller Co.	3,555
38	Innospec, Inc.	3,800
22	Linde PLC	6,542
66	Livent Corp.(a)	2,084
46	Minerals Technologies, Inc.	2,530
25	Stepan Co.	2,611

		25,850

	Commercial Services & Supplies – 0.2%
26	MSA Safety, Inc.	3,490
31	Tetra Tech, Inc.	4,380
58	Viad Corp.(a)	2,162
9	Waste Management, Inc.	1,425

		11,457

	Communications Equipment – 0.1%
62	Ciena Corp.(a)	2,970
9	F5, Inc.(a)	1,286
35	Lumentum Holdings, Inc.(a)	2,606

		6,862

	Construction & Engineering – 0.1%
104	AECOM	7,829

	Construction Materials – 0.1%
10	Martin Marietta Materials, Inc.	3,360
23	Vulcan Materials Co.	3,765

		7,125

Shares	Description	Value (†)

Common Stocks – continued

	Consumer Finance – 0.6%
551	Ally Financial, Inc.	$15,186
76	American Express Co.	11,282
145	Capital One Financial Corp.	15,373

		41,841

	Containers & Packaging – 0.1%
12	Ball Corp.	592
84	Sonoco Products Co.	5,215

		5,807

	Distributors – 0.0%
19	Genuine Parts Co.	3,379

	Diversified Consumer Services – 0.1%
30	Grand Canyon Education, Inc.(a)	3,019
63	Service Corp. International	3,818

		6,837

	Diversified Telecommunication Services – 0.3%
243	AT&T, Inc.	4,430
67	Iridium Communications, Inc.(a)	3,453
90	Lumen Technologies, Inc.	662
298	Verizon Communications, Inc.	11,136

		19,681

	Electric Utilities – 0.2%
67	American Electric Power Co., Inc.	5,891
83	Eversource Energy	6,331
34	IDACORP, Inc.	3,560

		15,782

	Electrical Equipment – 0.3%
35	Eaton Corp. PLC	5,253
49	Emerson Electric Co.	4,243
23	Hubbell, Inc.	5,462
28	Regal Rexnord Corp.	3,543
8	Rockwell Automation, Inc.	2,042
74	Sunrun, Inc.(a)	1,666

		22,209

	Electronic Equipment, Instruments & Components – 0.4%
50	Advanced Energy Industries, Inc.	3,933
36	Amphenol Corp., Class A	2,730
106	Avnet, Inc.	4,260
67	Cognex Corp.	3,097
22	Corning, Inc.	708
14	Keysight Technologies, Inc.(a)	2,438
13	Littelfuse, Inc.	2,863
38	Mobileye Global, Inc., Class A(a)	1,003
62	TE Connectivity Ltd.	7,578
5	Teledyne Technologies, Inc.(a)	1,990

		30,600

Shares	Description	Value (†)

Common Stocks – continued

	Energy Equipment & Services – 0.2%
361	Archrock, Inc.	$2,711
60	Baker Hughes Co.	1,660
149	ChampionX Corp.	4,264
54	Schlumberger NV	2,810

		11,445

	Entertainment – 1.5%
75	Activision Blizzard, Inc.	5,460
33	Electronic Arts, Inc.	4,157
138	Netflix, Inc.(a)	40,279
78	Take-Two Interactive Software, Inc.(a)	9,241
340	Walt Disney Co. (The)(a)	36,224
888	Warner Bros. Discovery, Inc.(a)	11,544

		106,905

	Food & Staples Retailing – 0.4%
51	BJ’s Wholesale Club Holdings, Inc.(a)	3,947
11	Costco Wholesale Corp.	5,516
29	Kroger Co. (The)	1,371
94	SpartanNash Co.	3,357
121	Sprouts Farmers Market, Inc.(a)	3,570
33	Walgreens Boots Alliance, Inc.	1,205
49	Walmart, Inc.	6,974

		25,940

	Food Products – 0.7%
92	Campbell Soup Co.	4,867
74	Conagra Brands, Inc.	2,716
47	Darling Ingredients, Inc.(a)	3,688
72	General Mills, Inc.	5,874
13	Hershey Co. (The)	3,104
75	Hormel Foods Corp.	3,484
34	Ingredion, Inc.	3,030
24	J.M. Smucker Co. (The)	3,616
68	Kellogg Co.	5,224
53	Kraft Heinz Co. (The)	2,039
42	McCormick & Co., Inc.	3,303
94	Mondelez International, Inc., Class A	5,779

		46,724

	Gas Utilities – 0.1%
116	New Jersey Resources Corp.	5,178
39	ONE Gas, Inc.	3,022

		8,200

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Equipment & Supplies – 0.6%
47	Abbott Laboratories	$4,650
34	Baxter International, Inc.	1,848
16	Becton Dickinson & Co.	3,775
5	Cooper Cos., Inc. (The)	1,367
8	Edwards Lifesciences Corp.(a)	579
37	Globus Medical, Inc., Class A(a)	2,479
28	Haemonetics Corp.(a)	2,379
32	Intuitive Surgical, Inc.(a)	7,887
86	LeMaitre Vascular, Inc.	3,732
53	Medtronic PLC	4,629
19	Penumbra, Inc.(a)	3,258
11	Shockwave Medical, Inc.(a)	3,225
26	STAAR Surgical Co.(a)	1,843
3	Teleflex, Inc.	644

		42,295

	Health Care Providers & Services – 0.9%
53	Acadia Healthcare Co., Inc.(a)	4,309
26	Centene Corp.(a)	2,213
9	Chemed Corp.	4,202
9	Cigna Corp.	2,908
46	CVS Health Corp.	4,356
9	Elevance Health, Inc.	4,921
35	Encompass Health Corp.	1,905
63	HCA Healthcare, Inc.	13,701
30	Henry Schein, Inc.(a)	2,054
7	Humana, Inc.	3,907
8	Laboratory Corp. of America Holdings	1,775
93	Select Medical Holdings Corp.	2,388
50	Tenet Healthcare Corp.(a)	2,218
22	UnitedHealth Group, Inc.	12,213

		63,070

	Health Care Technology – 0.3%
389	Doximity, Inc., Class A(a)	10,297
68	Veeva Systems, Inc., Class A(a)	11,420

		21,717

	Hotels, Restaurants & Leisure – 1.1%
11	Booking Holdings, Inc.(a)	20,564
1	Chipotle Mexican Grill, Inc.(a)	1,498
39	Hilton Worldwide Holdings, Inc.	5,275
28	Jack in the Box, Inc.	2,471
38	Marriott Vacations Worldwide Corp.	5,615
29	McDonald’s Corp.	7,907
197	Starbucks Corp.	17,058
91	Travel & Leisure Co.	3,456
196	Yum China Holdings, Inc.	8,105
79	Yum! Brands, Inc.	9,342

		81,291

Shares	Description	Value (†)

Common Stocks – continued

	Household Durables – 0.3%
17	DR Horton, Inc.	$1,307
112	KB Home	3,228
41	Meritage Homes Corp.(a)	3,122
233	PulteGroup, Inc.	9,318
142	Taylor Morrison Home Corp.(a)	3,740

		20,715

	Household Products – 0.3%
71	Church & Dwight Co., Inc.	5,263
34	Colgate-Palmolive Co.	2,511
102	Procter & Gamble Co. (The)	13,736

		21,510

	Independent Power & Renewable Electricity Producers – 0.1%
174	AES Corp. (The)	4,552

	Industrial Conglomerates – 0.3%
49	3M Co.	6,164
56	General Electric Co.	4,357
48	Honeywell International, Inc.	9,793

		20,314

	Insurance – 1.0%
14	Allstate Corp. (The)	1,768
154	American International Group, Inc.	8,778
12	Assurant, Inc.	1,630
18	Chubb Ltd.	3,868
61	First American Financial Corp.	3,075
37	Hanover Insurance Group, Inc. (The)	5,420
40	Hartford Financial Services Group, Inc. (The)	2,896
17	Marsh & McLennan Cos., Inc.	2,745
31	Prudential Financial, Inc.	3,261
94	Reinsurance Group of America, Inc.	13,834
52	Selective Insurance Group, Inc.	5,100
33	Travelers Cos., Inc. (The)	6,087
71	Willis Towers Watson PLC	15,493

		73,955

	Interactive Media & Services – 1.6%
331	Alphabet, Inc., Class A(a)	31,283
401	Alphabet, Inc., Class C(a)	37,959
287	Meta Platforms, Inc., Class A(a)	26,737
524	Pinterest, Inc., Class A(a)	12,890
99	Yelp, Inc.(a)	3,802

		112,671

	Internet & Direct Marketing Retail – 1.2%
95	Alibaba Group Holding Ltd., Sponsored ADR(a)	6,040
592	Amazon.com, Inc.(a)	60,645
247	eBay, Inc.	9,840
74	Etsy, Inc.(a)	6,949

		83,474

Shares	Description	Value (†)

Common Stocks – continued

	IT Services – 1.8%
19	Accenture PLC, Class A	$5,394
18	Automatic Data Processing, Inc.	4,351
105	Block, Inc.(a)	6,307
59	Cognizant Technology Solutions Corp., Class A	3,673
24	Concentrix Corp.	2,933
127	Fiserv, Inc.(a)	13,048
34	Gartner, Inc.(a)	10,265
84	Global Payments, Inc.	9,598
19	International Business Machines Corp.	2,627
9	Jack Henry & Associates, Inc.	1,791
20	Mastercard, Inc., Class A	6,564
9	Paychex, Inc.	1,065
151	PayPal Holdings, Inc.(a)	12,621
27	Perficient, Inc.(a)	1,808
194	Shopify, Inc., Class A(a)	6,641
6	VeriSign, Inc.(a)	1,203
185	Visa, Inc., Class A	38,325
18	WEX, Inc.(a)	2,954

		131,168

	Leisure Products – 0.0%
184	Mattel, Inc.(a)	3,489

	Life Sciences Tools & Services – 0.3%
12	Agilent Technologies, Inc.	1,660
5	Danaher Corp.	1,259
56	Illumina, Inc.(a)	12,814
19	Repligen Corp.(a)	3,467
4	Thermo Fisher Scientific, Inc.	2,056

		21,256

	Machinery – 1.0%
26	AGCO Corp.	3,228
14	Caterpillar, Inc.	3,030
11	Chart Industries, Inc.(a)	2,452
27	Cummins, Inc.	6,602
19	Deere & Co.	7,521
23	Dover Corp.	3,006
38	Fortive Corp.	2,428
7	Illinois Tool Works, Inc.	1,495
59	ITT, Inc.	4,507
46	Oshkosh Corp.	4,048
83	PACCAR, Inc.	8,037
48	Parker-Hannifin Corp.	13,950
62	Terex Corp.	2,513
51	Toro Co. (The)	5,377

		68,194

Shares	Description	Value (†)

Common Stocks – continued

	Media – 0.5%
3	Cable One, Inc.	$2,578
37	Charter Communications, Inc., Class A(a)	13,602
315	Comcast Corp., Class A	9,998
134	Interpublic Group of Cos., Inc. (The)	3,992
63	New York Times Co. (The), Class A	1,824
37	Omnicom Group, Inc.	2,692
31	Paramount Global, Class B	568

		35,254

	Metals & Mining – 0.3%
43	Alcoa Corp.	1,678
119	Cleveland-Cliffs, Inc.(a)	1,546
79	Commercial Metals Co.	3,594
25	Newmont Corp.	1,058
7	Nucor Corp.	920
24	Reliance Steel & Aluminum Co.	4,836
57	Steel Dynamics, Inc.	5,361

		18,993

	Multi-Utilities – 0.1%
44	Consolidated Edison, Inc.	3,870
20	DTE Energy Co.	2,242
11	WEC Energy Group, Inc.	1,005

		7,117

	Multiline Retail – 0.1%
56	Kohl’s Corp.	1,677
135	Macy’s, Inc.	2,815
15	Target Corp.	2,464

		6,956

	Oil, Gas & Consumable Fuels – 1.8%
309	Antero Midstream Corp.	3,291
394	APA Corp.	17,911
68	Chevron Corp.	12,301
203	CNX Resources Corp.(a)	3,412
157	ConocoPhillips	19,796
27	Diamondback Energy, Inc.	4,242
159	EOG Resources, Inc.	21,707
104	EQT Corp.	4,351
138	Exxon Mobil Corp.	15,292
58	HF Sinclair Corp.	3,548
216	Kinder Morgan, Inc.	3,914
75	Marathon Oil Corp.	2,284
14	Occidental Petroleum Corp.	1,016
40	ONEOK, Inc.	2,373
20	Phillips 66	2,086
6	Pioneer Natural Resources Co.	1,539
108	Range Resources Corp.	3,076
387	Southwestern Energy Co.(a)	2,682
17	Valero Energy Corp.	2,134
81	Williams Cos., Inc. (The)	2,651

		129,606

Shares	Description	Value (†)

Common Stocks – continued

	Pharmaceuticals – 1.3%
107	Bristol-Myers Squibb Co.	$8,289
15	Catalent, Inc.(a)	986
11	Eli Lilly & Co.	3,983
25	Jazz Pharmaceuticals PLC(a)	3,595
102	Johnson & Johnson	17,745
106	Merck & Co., Inc.	10,727
204	Novartis AG, Sponsored ADR	16,551
75	Novo Nordisk A/S, Sponsored ADR	8,163
61	Perrigo Co. PLC	2,457
139	Pfizer, Inc.	6,470
303	Roche Holding AG, Sponsored ADR	12,526
29	Zoetis, Inc.	4,373

		95,865

	Professional Services – 0.3%
48	Equifax, Inc.	8,138
35	Exponent, Inc.	3,334
48	Korn Ferry	2,668
21	Leidos Holdings, Inc.	2,134
30	ManpowerGroup, Inc.	2,350

		18,624

	Real Estate Management & Development – 0.2%
160	CBRE Group, Inc., Class A(a)	11,350
24	Jones Lang LaSalle, Inc.(a)	3,818

		15,168

	REITs - Apartments – 0.1%
13	AvalonBay Communities, Inc.	2,277
21	Camden Property Trust	2,426
53	Equity Residential	3,340

		8,043

	REITs - Diversified – 0.2%
245	American Assets Trust, Inc.	6,733
6	American Tower Corp.	1,243
4	Crown Castle, Inc.	533
68	VICI Properties, Inc.	2,177
33	Weyerhaeuser Co.	1,021

		11,707

	REITs - Health Care – 0.1%
242	Physicians Realty Trust	3,645
18	Ventas, Inc.	704
9	Welltower, Inc.	549

		4,898

Shares	Description	Value (†)

Common Stocks – continued

	REITs - Hotels – 0.0%
62	Host Hotels & Resorts, Inc.	$1,171

	REITs - Mortgage – 0.0%
178	KKR Real Estate Finance Trust, Inc.	3,101

	REITs - Office Property – 0.3%
453	Brandywine Realty Trust	2,972
210	Corporate Office Properties Trust	5,597
154	Douglas Emmett, Inc.	2,709
206	Easterly Government Properties, Inc.	3,582
68	Kilroy Realty Corp.	2,906

		17,766

	REITs - Shopping Centers – 0.1%
347	Brixmor Property Group, Inc.	7,395

	REITs - Single Tenant – 0.1%
118	National Retail Properties, Inc.	4,959

	REITs - Warehouse/Industrials – 0.0%
15	ProLogis, Inc.	1,661

	Road & Rail – 0.3%
114	CSX Corp.	3,313
10	J.B. Hunt Transport Services, Inc.	1,711
19	Norfolk Southern Corp.	4,333
37	Ryder System, Inc.	2,979
209	Uber Technologies, Inc.(a)	5,553
13	Union Pacific Corp.	2,563

		20,452

	Semiconductors & Semiconductor Equipment – 1.2%
29	Advanced Micro Devices, Inc.(a)	1,742
41	Analog Devices, Inc.	5,847
8	Broadcom, Inc.	3,761
36	Cirrus Logic, Inc.(a)	2,416
22	First Solar, Inc.(a)	3,203
159	Intel Corp.	4,520
79	Lattice Semiconductor Corp.(a)	3,832
32	Micron Technology, Inc.	1,731
216	NVIDIA Corp.	29,154
20	Qorvo, Inc.(a)	1,722
125	QUALCOMM, Inc.	14,707
25	Silicon Laboratories, Inc.(a)	2,873
16	Synaptics, Inc.(a)	1,418
37	Texas Instruments, Inc.	5,943
22	Universal Display Corp.	2,095
36	Wolfspeed, Inc.(a)	2,835

		87,799

Shares	Description	Value (†)

Common Stocks – continued

	Software – 2.8%
32	Adobe, Inc.(a)	$10,192
12	ANSYS, Inc.(a)	2,654
10	Aspen Technology, Inc.(a)	2,415
115	Autodesk, Inc.(a)	24,644
10	Cadence Design Systems, Inc.(a)	1,514
44	CommVault Systems, Inc.(a)	2,679
8	Fair Isaac Corp.(a)	3,831
5	Intuit, Inc.	2,138
176	Microsoft Corp.	40,855
57	NortonLifeLock, Inc.	1,284
527	Oracle Corp.	41,143
19	Paylocity Holding Corp.(a)	4,404
25	Qualys, Inc.(a)	3,564
10	Roper Technologies, Inc.	4,145
175	Salesforce, Inc.(a)	28,453
23	SPS Commerce, Inc.(a)	2,910
6	Synopsys, Inc.(a)	1,755
6	Tyler Technologies, Inc.(a)	1,940
135	Workday, Inc., Class A(a)	21,036

		201,556

	Specialty Retail – 0.4%
12	Asbury Automotive Group, Inc.(a)	1,893
7	Best Buy Co., Inc.	479
39	Boot Barn Holdings, Inc.(a)	2,215
35	Dick’s Sporting Goods, Inc.	3,981
23	Five Below, Inc.(a)	3,366
25	Home Depot, Inc. (The)	7,403
12	Lithia Motors, Inc.	2,378
59	TJX Cos., Inc. (The)	4,254
25	Williams-Sonoma, Inc.	3,096

		29,065

	Technology Hardware, Storage & Peripherals – 0.4%
180	Apple, Inc.	27,601
77	Hewlett Packard Enterprise Co.	1,099
41	HP, Inc.	1,132

		29,832

	Textiles, Apparel & Luxury Goods – 0.2%
23	Crocs, Inc.(a)	1,627
14	Deckers Outdoor Corp.(a)	4,899
41	NIKE, Inc., Class B	3,800
740	Under Armour, Inc., Class A(a)	5,513

		15,839

	Thrifts & Mortgage Finance – 0.1%
486	MGIC Investment Corp.	6,634

	Trading Companies & Distributors – 0.0%
26	GATX Corp.	2,722

Shares	Description	Value (†)

Common Stocks – continued

	Water Utilities – 0.1%
39	American States Water Co.	$3,528
16	American Water Works Co., Inc.	2,326
79	Essential Utilities, Inc.	3,493

		9,347

	Total Common Stocks (Identified Cost $2,800,517)	2,569,776

Principal Amount

Bonds and Notes – 18.6%

	Automotive – 0.3%
$ 14,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	12,883
4,000	Lear Corp., 4.250%, 5/15/2029	3,503
8,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	6,540

		22,926

	Banking – 2.9%
12,000	American Express Co., 3.700%, 8/03/2023	11,875
17,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	15,171
14,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	13,761
7,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	6,848
16,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	13,677
13,000	Citigroup, Inc., 4.600%, 3/09/2026	12,460
16,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	15,241
14,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	13,524
17,000	KeyCorp, MTN, 2.550%, 10/01/2029	13,688
7,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	6,176
9,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	8,212
10,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	8,479
17,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	15,340
7,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	6,677
7,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	6,713
10,000	State Street Corp., 2.400%, 1/24/2030	8,165

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$ 7,000	Toronto-Dominion Bank (The), GMTN, 2.450%, 1/12/2032	$5,312
16,000	Truist Bank, 3.200%, 4/01/2024	15,541
13,000	Westpac Banking Corp., 2.350%, 2/19/2025	12,225

		209,085

	Brokerage – 0.3%
16,000	BlackRock, Inc., 2.400%, 4/30/2030	13,105
16,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	10,011

		23,116

	Building Materials – 0.2%
7,000	Fortune Brands Home & Security, Inc., 4.000%, 3/25/2032	5,732
13,000	Owens Corning, 3.950%, 8/15/2029	11,407

		17,139

	Chemicals – 0.0%
4,000	LYB International Finance BV, 5.250%, 7/15/2043	3,277

	Diversified Manufacturing – 0.3%
18,000	3M Co., 3.050%, 4/15/2030	15,404
10,000	Emerson Electric Co., 2.000%, 12/21/2028	8,330

		23,734

	Electric – 0.9%
14,000	Duke Energy Corp., 3.750%, 4/15/2024	13,736
16,000	Entergy Corp., 0.900%, 9/15/2025	14,014
8,000	Exelon Corp., 4.050%, 4/15/2030	7,177
14,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	11,113
7,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	6,131
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,909
12,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	11,222

		66,302

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Environmental – 0.1%
$ 8,000	Republic Services, Inc., 1.450%, 2/15/2031	$5,964
4,000	Waste Management, Inc., 2.950%, 6/01/2041	2,809

		8,773

	Finance Companies – 0.2%
7,000	Ares Capital Corp., 3.250%, 7/15/2025	6,315
7,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	5,805

		12,120

	Food & Beverage – 0.7%
18,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	15,630
13,000	General Mills, Inc., 4.000%, 4/17/2025	12,637
7,000	Mondelez International, Inc., 2.750%, 4/13/2030	5,824
16,000	PepsiCo, Inc., 2.750%, 3/19/2030	13,823

		47,914

	Government Owned - No Guarantee – 0.5%
12,000	Equinor ASA, 3.625%, 4/06/2040	9,337
25,000	Federal National Mortgage Association, 6.625%, 11/15/2030	28,577

		37,914

	Health Insurance – 0.3%
14,000	Elevance Health, Inc., 4.101%, 3/01/2028	13,117
11,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	11,113

		24,230

	Healthcare – 0.5%
7,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	6,461
6,000	Cigna Corp., 3.750%, 7/15/2023	5,938
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,877
7,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	6,608
7,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	6,428
8,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	6,685

		33,997

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Integrated Energy – 0.4%
$ 16,000	Exxon Mobil Corp., 2.992%, 3/19/2025	$15,308
13,000	Shell International Finance BV, 6.375%, 12/15/2038	13,714

		29,022

	Life Insurance – 0.2%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,911
10,000	Manulife Financial Corp., 3.703%, 3/16/2032	8,522

		11,433

	Mortgage Related – 4.4%
57,078	FHLMC, 2.500%, 2/01/2052	46,773
15,460	FHLMC, 3.000%, 4/01/2052	13,162
18,499	FHLMC, 3.500%, with various maturities from 2049 to 2052(b)	16,330
1,959	FHLMC, 4.000%, 7/01/2052	1,783
88,592	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	70,075
79,742	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	65,628
76,611	FNMA, 3.000%, with various maturities from 2034 to 2052(b)	65,699
34,517	FNMA, 3.500%, with various maturities from 2049 to 2052(b)	30,509
2,164	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	1,985
2,609	FNMA, 4.500%, with various maturities from 2048 to 2049(b)	2,489

		314,433

	Natural Gas – 0.2%
18,000	NiSource, Inc., 0.950%, 8/15/2025	15,939

	Pharmaceuticals – 0.4%
12,000	AbbVie, Inc., 3.600%, 5/14/2025	11,515
7,000	Biogen, Inc., 2.250%, 5/01/2030	5,505
8,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	7,267
6,000	Viatris, Inc., 3.850%, 6/22/2040	3,739

		28,026

	Property & Casualty Insurance – 0.1%
5,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	4,011

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Railroads – 0.2%
$ 12,000	CSX Corp., 2.600%, 11/01/2026	$10,878

	REITs - Apartments – 0.1%
7,000	Essex Portfolio LP, 3.000%, 1/15/2030	5,697

	REITs - Health Care – 0.1%
8,000	Welltower, Inc., 2.800%, 6/01/2031	6,164

	REITs - Office Property – 0.4%
13,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	12,309
8,000	Boston Properties LP, 2.750%, 10/01/2026	7,086
14,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	10,558

		29,953

	REITs - Single Tenant – 0.1%
4,000	Realty Income Corp., 3.400%, 1/15/2028	3,586
5,000	Spirit Realty LP, 2.700%, 2/15/2032	3,534

		7,120

	REITs - Warehouse/Industrials – 0.1%
8,000	Prologis LP, 1.250%, 10/15/2030	5,856

	Restaurants – 0.2%
14,000	Starbucks Corp., 2.250%, 3/12/2030	11,342

	Retailers – 0.3%
7,000	Amazon.com, Inc., 3.875%, 8/22/2037	5,951
15,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	12,127

		18,078

	Technology – 1.0%
13,000	Apple, Inc., 2.500%, 2/09/2025	12,400
2,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	1,387
6,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	4,947
8,000	Intel Corp., 2.450%, 11/15/2029	6,613
17,000	International Business Machines Corp., 4.000%, 6/20/2042	13,130

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Technology – continued
$ 8,000	NVIDIA Corp., 2.850%, 4/01/2030	$6,807
12,000	Oracle Corp., 2.950%, 5/15/2025	11,282
21,000	QUALCOMM, Inc., 1.650%, 5/20/2032	15,771

		72,337

	Treasuries – 2.7%
24,000	U.S. Treasury Bond, 1.250%, 5/15/2050	12,367
16,000	U.S. Treasury Bond, 2.250%, 5/15/2041	11,537
14,000	U.S. Treasury Bond, 2.500%, 5/15/2046	9,989
36,000	U.S. Treasury Bond, 2.875%, 11/15/2046	27,690
39,000	U.S. Treasury Bond, 3.000%, 5/15/2045	30,763
21,000	U.S. Treasury Bond, 3.000%, 2/15/2048	16,583
26,000	U.S. Treasury Bond, 3.000%, 2/15/2049	20,745
56,000	U.S. Treasury Note, 0.375%, 11/30/2025	49,514
13,000	U.S. Treasury Note, 2.125%, 12/31/2022	12,960

		192,148

	Utility Other – 0.1%
6,000	Essential Utilities, Inc., 4.276%, 5/01/2049	4,444

	Wireless – 0.2%
14,000	Vodafone Group PLC, 6.150%, 2/27/2037	13,180

	Wirelines – 0.2%
7,000	AT&T, Inc., 3.650%, 6/01/2051	4,656
13,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 4.005%, 5/15/2025(c)	12,992

		17,648

	Total Bonds and Notes (Identified Cost $1,568,041)	1,328,236

Shares

Exchange-Traded Funds – 5.0%
6,018	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $433,103)	357,469

Shares	Description	Value (†)

Mutual Funds – 7.6%
15,459	WCM Focused Emerging Markets Fund, Institutional Class	$177,620
19,739	WCM Focused International Growth Fund, Institutional Class	363,787

	Total Mutual Funds (Identified Cost $708,762)	541,407

Affiliated Mutual Funds – 30.3%
51,508	Loomis Sayles Inflation Protected Securities Fund, Class N	496,027
58,524	Loomis Sayles Limited Term Government and Agency Fund, Class N	620,352
82,558	Mirova Global Green Bond Fund, Class N	679,453
37,222	Mirova International Sustainable Equity Fund, Class N	359,194

	Total Affiliated Mutual Funds (Identified Cost $2,481,433)	2,155,026

Principal Amount

Short-Term Investments – 2.9%
$ 206,078	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2022 at 1.100% to be repurchased at $206,085 on 11/01/2022 collateralized by $216,100 U.S. Treasury Note, 3.000% due 6/30/2024 valued at $210,740 including accrued interest(d) (Identified Cost $206,078)	206,078

	Total Investments – 100.5% (Identified Cost $8,197,934)	7,157,992
	Other assets less liabilities – (0.5)%	(37,159)

	Net Assets – 100.0%	$7,120,833

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily av ailable market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of October 31, 2022 is disclosed.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of October 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the value of Rule 144A holdings amounted to $12,510 or 0.2% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2022, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$661,947	$459,518	$538,184	$(21,117)	$(66,137)	$496,027	51,508	$30,520
Loomis Sayles Limited Term Government and Agency Fund, Class N	897,367	512,086	748,337	(23,858)	(16,906)	620,352	58,524	6,899
Mirova Global Green Bond Fund, Class N	893,422	631,085	713,851	(77,017)	(54,186)	679,453	82,558	11,181
Mirova International Sustainable Equity Fund, Class N	552,500	374,075	450,346	(55,935)	(61,100)	359,194	37,222	—

	$3,005,236	$1,976,764	$2,450,718	$(177,927)	$(198,329)	$2,155,026	229,812	$48,600

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,569,776	$—	$—	$2,569,776
Bonds and Notes*	—	1,328,236	—	1,328,236
Exchange-Traded Funds	357,469	—	—	357,469
Mutual Funds	541,407	—	—	541,407
Affiliated Mutual Funds	2,155,026	—	—	2,155,026
Short-Term Investments	—	206,078	—	206,078

Total	$5,623,678	$1,534,314	$—	$7,157,992

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2022 (Unaudited)

Equity	53.8%
Fixed Income	43.8
Short-Term Investments	2.9

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%